Fees Summary	Oct. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,000
Previously Paid Amount	0.00
Total Fee Amount	53.43
Total Offset Amount	0.00
Net Fee	53.43
Narrative - Max Aggregate Offering Price	$ 349,000
Final Prospectus	true